SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], CAD)	1 Months Ended
Aug. 26, 2013
Subsequent Event [Member]
Subsequent Event [Line Items]
Maturity date	Aug. 26, 2014
Promissory note	14,000